Income Taxes - Additional Information (Detail) (USD $)	9 Months Ended			12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2013	Mar. 31, 2012
Summary Of Net Deferred Tax Assets [Line Items]
Deferred tax assets valuation allowance			$ 23,939,000	$ 22,338,000
Accrued interest or penalties associated with unrecognized tax benefits	0			0
Income tax expense	1,059,000	0	0	0	0
Minimum
Summary Of Net Deferred Tax Assets [Line Items]
Percentage of ownership change, limitations on utilization of net operating loss (NOL) and research and development (R&D) credit carry forwards				50.00%
Ownership change test period, limitations on utilization of net operating loss (NOL) and research and development (R&D) credit carry forwards				3 years
Federal
Summary Of Net Deferred Tax Assets [Line Items]
Net federal operating loss				43,900,000
Net operating losses carry forwards, expiration year				2027
Research and development tax credit carry forward				600,000
Research and development tax credit expiration year				2016
State and Local Jurisdiction
Summary Of Net Deferred Tax Assets [Line Items]
Net federal operating loss				40,700,000
Net operating losses carry forwards, expiration year				2016
Research and development tax credit carry forward				$ 500,000